Convertible Preferred Stock and Stockholders' Deficit - Summary of fair value of stock option grants using Black-Scholes option pricing model (Detail)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.70%
Expected volatility	90.00%
Expected term (in years)	6 years 1 month 6 days
Expected dividend yield	0.00%	0.00%
Risk-free interest rate - Minimum		0.50%
Risk-free interest rate - Maximum		1.00%
Expected volatility - Minimum		87.00%
Expected volatility - Maximum		89.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 1 month 6 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years 3 months 18 days